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Integrity Growth & Income Fund
INTEGRITY GROWTH & INCOME FUND-FUND SUMMARY
Investment Objectives
The Integrity Growth & Income Fund (the "Fund" ) seeks to provide long-term growth of capital with dividend income as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47, respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B-51 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Integrity Growth & Income Fund - USD ($)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual F und Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Integrity Growth & Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.83%	2.58%	1.58%
Fee Waivers and Expense Reimbursements	[1]	(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.24%	1.99%	0.99%
[1]	The Fund's investment adviser, Viking Fund Management, LLC ("Viking Management," "investment manager," or the "Adviser" ), has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, and 0.99% of Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund's Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund's current expense limitation.

Example--

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Integrity Growth & Income Fund - USD ($)	Class A	Class C	Class I	Class C / No Redemption
1 Year	$ 620	$ 302	$ 101	$ 202
3 Years	992	746	441	746
5 Years	1,389	1,318	805	1,318
10 Years	$ 2,495	$ 2,871	$ 1,828	$ 2,871

No Redemption
Portfolio Turnover--

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4.29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser" ) makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser's broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, price-to-earnings (P/E) multiples, strength of balance sheet, and price momentum. Although the Fund may invest in companies of any size, the investment adviser prefers large cap companies for the Fund. Subject to its attention to responsible investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser seeks to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate. Factors considered may include:

*	fairness of employment policies and labor relations;

*	involvement in the community;

*	efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

*	management and board governance.

In addition, the Investment Adviser does not intend to invest in companies that it believes derive material revenue from gambling, firearms, pornography, the production of alcohol or tobacco, or non-humanitarian business operations in countries considered State Sponsors of Terrorism by the U.S. Secretary of State.

The Fund's portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of October 20, 2022, the Fund changed its name from the Integrity ESG Growth & Income Fund to the Integrity Growth & Income Fund.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management" ). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund's sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.43% (quarter ended March 31, 2020). The Fund's calendar year-to-date total return as of September 30, 2023 was 11.65%.

Average Annual Total Returns(for the periods ended December 31, 2022)

The table below shows the Fund's average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown , and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).

Average Annual Returns - Integrity Growth & Income Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A	Return Before Taxes	(25.24%)		7.85%		9.69%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(25.20%)		7.08%		8.41%
Class A | After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(18.95%)		6.18%		7.60%
Class C	Return Before Taxes	(22.67%)		8.38%				8.13%		Aug. 03, 2015
Class I	Return Before Taxes	(21.11%)		9.23%				10.58%		Aug. 01, 2016
Class I | S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	(18.11%)	[1]	9.42%	[1]	12.56%	[1]	11.32%	[1]
S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	(18.11%)	[1]	9.42%	[1]	12.56%	[1]	10.56%	[1]
[1]	The S&P 500® TR Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.